Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments [Abstract]
Disclosure of financial assets by categories	Financial assets and liabilities by categories:

December 31, 2022	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$107,005	$—	$—	$107,005
Trade receivables from provisional concentrates sales (1)	—	50,258	—	50,258
Receivable not arising from sale of metal concentrates (1)	77,442		—	77,442
Short-term investments	—	35,337	—	35,337
Long-term investment (2)	—	—	121,200	121,200
Derivative assets	—	2,883	—	2,883
	$184,447	$88,478	$121,200	$394,125
Financial Liabilities:
Derivative liabilities	$—	$1,780	$—	$1,780
Debt	$193,722	$—	$—	$193,722
(1)Included in Trade and other receivables.
(2)The Company's investment in Maverix (Note 13).

December 31, 2021	Amortized cost	FVTPL	Total
Financial Assets:
Cash and cash equivalents	$283,550	$—	$283,550
Trade receivables from provisional concentrates sales (1)	—	40,020	40,020
Receivable not arising from sale of metal concentrates (1)	76,902	—	76,902
Short-term investments	—	51,723	51,723
Derivative assets	—	3,995	3,995
	$360,452	$95,738	$456,190
Financial Liabilities:
Derivative liabilities	$—	$351	$351
Debt	$15,300	$—	$15,300
(1)Included in Trade and other receivables.

Disclosure of financial liabilities by categories	Financial assets and liabilities by categories:

December 31, 2022	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$107,005	$—	$—	$107,005
Trade receivables from provisional concentrates sales (1)	—	50,258	—	50,258
Receivable not arising from sale of metal concentrates (1)	77,442		—	77,442
Short-term investments	—	35,337	—	35,337
Long-term investment (2)	—	—	121,200	121,200
Derivative assets	—	2,883	—	2,883
	$184,447	$88,478	$121,200	$394,125
Financial Liabilities:
Derivative liabilities	$—	$1,780	$—	$1,780
Debt	$193,722	$—	$—	$193,722
(1)Included in Trade and other receivables.
(2)The Company's investment in Maverix (Note 13).

December 31, 2021	Amortized cost	FVTPL	Total
Financial Assets:
Cash and cash equivalents	$283,550	$—	$283,550
Trade receivables from provisional concentrates sales (1)	—	40,020	40,020
Receivable not arising from sale of metal concentrates (1)	76,902	—	76,902
Short-term investments	—	51,723	51,723
Derivative assets	—	3,995	3,995
	$360,452	$95,738	$456,190
Financial Liabilities:
Derivative liabilities	$—	$351	$351
Debt	$15,300	$—	$15,300
(1)Included in Trade and other receivables.

Disclosure of financial instruments at fair value through profit or loss
The losses from short-term investments recorded at FVTPL for the year ended December 31, 2022 and 2021 were as follows:

	2022	2021
Unrealized losses on short-term investments	$(16,615)	$(60,355)
Realized gains on short-term investments	394	633
	$(16,221)	$(59,722)
The gains (losses) on derivatives for the year ended December 31, 2022 and 2021 were comprised of the following:

	2022	2021
Realized gains on derivatives	$9,877	$9,156
Unrealized losses on derivatives	(2,541)	(3,763)
	$7,336	$5,393

Disclosure of financial instruments designated at fair value through profit or loss	The losses from the Company's long-term investment (Note 13) recorded at FVTOCI for the year ended December 31, 2022 and 2021 were as follows:

	2022	2021
Unrealized loss on long-term investment	$(3,477)	$—

Disclosure of assets and liabilities in the fair value hierarchy
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the Consolidated Statements of Financial Position at fair value on a recurring basis were categorized as follows:

	At December 31, 2022		At December 31, 2021
	Level 1	Level 2	Level 1	Level 2
Assets and Liabilities:
Short-term investments	$35,337	$—	$51,723	$—
Long-term investment	121,200	—	—	—
Trade receivables from provisional concentrate sales	—	50,258	—	40,020
Derivative assets	—	2,883	—	3,995
Derivative liabilities	—	(1,780)	—	(351)
	$156,537	$51,361	$51,723	$43,664

Disclosure of credit risk exposure
Cash and cash equivalents, trade accounts receivable and other receivables that represent the maximum credit risk to the Company consist of the following:

	December 31, 2022	December 31, 2021
Cash and cash equivalents	$107,005	$283,550
Trade accounts receivable (1)	50,258	40,020
Supplier advances (1)	8,914	11,228
Employee loans (1)	338	667
(1)Included in Trade and other receivables.

Disclosure of maturity analysis for derivative financial liabilities	The following tables summarize the remaining contractual maturities of the Company's financial liabilities and operating and capital commitments on an undiscounted basis:

Payments due by period 2022
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Accounts payable and accrued liabilities other than:	$291,436	$—	$—	$—	$291,436
Severance liabilities	13,860	1,039	645	4,489	20,033
Payroll liabilities	2,758	—	—	—	2,758
Total accounts payable and accrued liabilities	308,054	1,039	645	4,489	314,227
Income tax payables	25,833	—	—	—	25,833
Derivative liabilities	1,780	—	—	—	1,780
Debt
Repayment of principal	13,712	173,435	6,575	—	193,722
Interest and standby fees	11,222	17,681	125	—	29,028
Provisions (1)(2)	3,448	2,423	—	1,081	6,952
Future payroll liabilities	2,465	8,659	—	—	11,124
Total contractual obligations (2)	$366,514	$203,237	$7,345	$5,570	$582,666
(1)Total litigation provision (Note 16).
(2)Amounts above do not include payments related to closure and decommissioning (current $14.4 million, long-term $281.8 million) discussed in Note 16, lease obligations discussed in Note 17, the $20.8 million deferred credit arising from the Navidad acquisition discussed in Note 20, and deferred tax liabilities of $140.3 million in Note 30.

Payments due by period 2021
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Accounts payable and accrued liabilities other than:	$275,629	$—	$—	$—	$275,629
Severance liabilities	26,695	404	33	4,450	31,582
Payroll liabilities	3,763	—	—	—	3,763
Total accounts payable and accrued liabilities	306,087	404	33	4,450	310,974
Income tax payables	59,133	—	—	—	59,133
Derivative liabilities	351	—	—	—	351
Debt
Repayment of principal	3,400	6,800	5,100	—	15,300
Interest and standby fees	2,613	4,867	1,432	—	8,912
Provisions (1)(2)	2,738	2,553	—	—	5,291
Future payroll liabilities	3,352	9,058	—	—	12,410
Total contractual obligations (2)	$377,674	$23,682	$6,565	$4,450	$412,371
(1)Total litigation provision (Note 16).
(2)Amounts above do not include payments related to closure and decommissioning (current $5.3 million, long-term $237.6 million) discussed in Note 16, lease obligations discussed in Note 17, the $20.8 million deferred credit arising from the Navidad acquisition discussed in Note 20, and deferred tax liabilities of $184.8 million in Note 30.

Disclosure of exposure to currency risk through financial assets and liabilities
The Company is exposed to currency risk through the following financial assets and liabilities, and deferred tax assets and liabilities denominated in foreign currencies:

At December 31, 2022	Cash and short-term investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities
Canadian Dollar	$40,904	$2,602	$—	$(42,345)	$24,048
Mexican Peso	3,082	32,587	12,649	(42,992)	(16,295)
Argentine Peso	9,348	9,339	856	(33,479)	—
Bolivian Boliviano	4,849	6,645	(5,154)	(8,655)	(4,492)
European Euro	40	—	—	—	—
Peruvian Sol	3,183	20,233	(523)	(28,873)	(87,719)
Guatemala quetzal	59	105	(63)	(7,265)	—
	$61,465	$71,511	$7,765	$(163,609)	$(84,458)

At December 31, 2021	Cash and short-term investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities(1)
Canadian Dollar	$60,507	$3,389	$—	$(27,448)	$36,799
Mexican Peso	1,159	7,681	(14,633)	(25,985)	(64,297)
Argentine Peso	12,488	20,358	1,502	(19,525)	(13)
Bolivian Boliviano	8,397	499	(7,943)	(23,914)	(6,954)
European Euro	49	—	—	—	—
Peruvian Sol	8,585	17,295	(22,234)	(54,953)	(94,367)
Guatemala quetzal	169	539	(91)	(9,919)	—
	$91,354	$49,761	$(43,399)	$(161,744)	$(128,832)
At December 31, 2022, the Company had outstanding positions on its foreign currency exposure of Mexican peso ("MXN"), Peruvian sol ("PEN") and Canadian dollar ("CAD") purchases. The Company recorded the following derivative gains and losses on currencies for the year ended December 31, 2022 and 2021:

	2022	2021
Mexican peso gains (losses)	$1,507	$(202)
Peruvian sol gains (losses)	3,471	(3,744)
Canadian dollar (losses) gains	(2,944)	851
	$2,034	$(3,095)

Schedule of derivative gains and losses	The Company recorded the following derivative gains and losses on commodities for the year ended December 31, 2022 and 2021:

	2022	2021
Zinc gains	$1,701	$137
Copper losses	—	(1,139)
Diesel gains	4,499	9,397
Other	(898)	94
	$5,302	$8,489